Convertible Note Payable (Details Narrative) - USD ($)				3 Months Ended
	Dec. 03, 2021	Nov. 30, 2021	Apr. 24, 2020	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2015
Debt Instrument [Line Items]
Debt discount amortized to interest epense				$ 0	$ 5,493
Clifford Neuman [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt face amount						$ 51,270
Debt stated interest rate						6.00%
Beneficial conversion feature			$ 21,973
Debt discount amortized to interest epense				$ 0	$ 5,493
Debt Conversion, Converted Instrument, Amount		$ 51,270
Debt Instrument, Convertible, Conversion Price		$ 0.021
Debt Conversion, Converted Instrument, Shares Issued	2,441,476